FI - Roll-forward of liabilities measured at fair value on recurring basis (Details 5) - Recurring basis - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 70	SFr 0
Transfers in, liabilities	3	0
Transfers out, liabilities	(1)	0
Purchases, liabilities	31	18
Sales, liabilities	(87)	(18)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(2)	0
Balance at end of period, liabilities	14	0
Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	410	254
Transfers in, liabilities	0	0
Transfers out, liabilities	0	(39)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	26	126
Settlements, liabilities	0	(14)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	(10)	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	13	0
Foreign currency translation impact, liabilities	(6)	0
Balance at end of period, liabilities	433	327
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,737	4,615
Transfers in, liabilities	217	775
Transfers out, liabilities	(732)	(501)
Purchases, liabilities	81	27
Sales, liabilities	(80)	(28)
Issuances, liabilities	569	838
Settlements, liabilities	(994)	(1,443)
Gain (loss) on transfers in/out included in trading revenues, liabilities	79	71
Gain (loss) on all other activity included in trading revenues, liabilities	23	459
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	5	(37)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(225)	(43)
Balance at end of period, liabilities	2,680	4,733
Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	538	578
Transfers in, liabilities	6	15
Transfers out, liabilities	(30)	(24)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	13	82
Settlements, liabilities	(229)	(93)
Gain (loss) on transfers in/out included in trading revenues, liabilities	3	13
Gain (loss) on all other activity included in trading revenues, liabilities	(6)	(22)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(25)	(6)
Balance at end of period, liabilities	270	543
Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	150	329
Transfers in, liabilities	10	4
Transfers out, liabilities	(1)	(1)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	5	8
Settlements, liabilities	(4)	(49)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	1
Gain (loss) on all other activity included in trading revenues, liabilities	(57)	148
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(8)	(4)
Balance at end of period, liabilities	95	436
Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	851	1,757
Transfers in, liabilities	143	620
Transfers out, liabilities	(226)	(286)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	103	364
Settlements, liabilities	(175)	(964)
Gain (loss) on transfers in/out included in trading revenues, liabilities	17	26
Gain (loss) on all other activity included in trading revenues, liabilities	(41)	411
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(50)	(24)
Balance at end of period, liabilities	622	1,904
Trading Liabilities | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,181	1,347
Transfers in, liabilities	12	132
Transfers out, liabilities	(81)	(183)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	321	248
Settlements, liabilities	(410)	(198)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(3)	28
Gain (loss) on all other activity included in trading revenues, liabilities	117	(141)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(76)	3
Balance at end of period, liabilities	1,061	1,236
Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	516	72
Transfers in, liabilities	89	20
Transfers out, liabilities	(22)	(8)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	332	117
Settlements, liabilities	(277)	(100)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(2)	0
Gain (loss) on all other activity included in trading revenues, liabilities	9	11
Gain (loss) on transfers in/out included in other revenues, liabilities	0	(3)
Gain (loss) on all other activity included in other revenues, liabilities	8	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(33)	(1)
Balance at end of period, liabilities	620	108
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	13,415	14,123
Transfers in, liabilities	744	1,285
Transfers out, liabilities	(1,623)	(962)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	2,289	2,539
Settlements, liabilities	(1,785)	(4,242)
Gain (loss) on transfers in/out included in trading revenues, liabilities	45	(94)
Gain (loss) on all other activity included in trading revenues, liabilities	718	322
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	12	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	124	(229)
Foreign currency translation impact, liabilities	(943)	(208)
Balance at end of period, liabilities	12,996	12,534
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,434	9,924
Transfers in, liabilities	603	956
Transfers out, liabilities	(1,533)	(947)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,936	2,353
Settlements, liabilities	(1,496)	(658)
Gain (loss) on transfers in/out included in trading revenues, liabilities	45	(95)
Gain (loss) on all other activity included in trading revenues, liabilities	726	157
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	12	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	124	(229)
Foreign currency translation impact, liabilities	(879)	(172)
Balance at end of period, liabilities	11,972	11,289
Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		3,197
Transfers in, liabilities		0
Transfers out, liabilities		0
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		25
Settlements, liabilities		(3,217)
Gain (loss) on transfers in/out included in trading revenues, liabilities		0
Gain (loss) on all other activity included in trading revenues, liabilities		25
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0
Foreign currency translation impact, liabilities		(22)
Balance at end of period, liabilities		8
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,684	2,491
Transfers in, liabilities	72	140
Transfers out, liabilities	(31)	(116)
Purchases, liabilities	117	114
Sales, liabilities	(170)	(43)
Issuances, liabilities	7	2
Settlements, liabilities	(364)	(548)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(18)	(54)
Gain (loss) on all other activity included in trading revenues, liabilities	(25)	(68)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	(1)
Gain (loss) on all other activity included in other revenues, liabilities	174	(53)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(91)	(25)
Balance at end of period, liabilities	1,355	1,839
Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	219	454
Transfers in, liabilities	20	27
Transfers out, liabilities	(13)	(76)
Purchases, liabilities	106	105
Sales, liabilities	(131)	(3)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	(1)	0
Gain (loss) on all other activity included in trading revenues, liabilities	12	7
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(13)	(9)
Balance at end of period, liabilities	199	505
Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	19,832	21,555
Transfers in, liabilities	1,125	2,220
Transfers out, liabilities	(2,409)	(1,626)
Purchases, liabilities	229	159
Sales, liabilities	(337)	(89)
Issuances, liabilities	3,223	3,622
Settlements, liabilities	(3,420)	(6,347)
Gain (loss) on transfers in/out included in trading revenues, liabilities	104	(77)
Gain (loss) on all other activity included in trading revenues, liabilities	715	724
Gain (loss) on transfers in/out included in other revenues, liabilities	0	(4)
Gain (loss) on all other activity included in other revenues, liabilities	187	(90)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	12	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	137	(229)
Foreign currency translation impact, liabilities	(1,300)	(277)
Balance at end of period, liabilities	18,098	19,541
Bank | Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	70	0
Transfers in, liabilities	3	0
Transfers out, liabilities	(1)	0
Purchases, liabilities	31	18
Sales, liabilities	(86)	(18)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(3)	0
Balance at end of period, liabilities	14	0
Bank | Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	410	254
Transfers in, liabilities	0	0
Transfers out, liabilities	0	(39)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	26	126
Settlements, liabilities	0	(14)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	(10)	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	13	0
Foreign currency translation impact, liabilities	(6)	0
Balance at end of period, liabilities	433	327
Bank | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,737	4,615
Transfers in, liabilities	217	775
Transfers out, liabilities	(733)	(501)
Purchases, liabilities	81	27
Sales, liabilities	(80)	(28)
Issuances, liabilities	569	838
Settlements, liabilities	(994)	(1,443)
Gain (loss) on transfers in/out included in trading revenues, liabilities	79	71
Gain (loss) on all other activity included in trading revenues, liabilities	23	459
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	5	(37)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(224)	(43)
Balance at end of period, liabilities	2,680	4,733
Bank | Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	538	578
Transfers in, liabilities	6	15
Transfers out, liabilities	(30)	(24)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	13	82
Settlements, liabilities	(228)	(93)
Gain (loss) on transfers in/out included in trading revenues, liabilities	3	13
Gain (loss) on all other activity included in trading revenues, liabilities	(6)	(22)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(26)	(6)
Balance at end of period, liabilities	270	543
Bank | Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	150	329
Transfers in, liabilities	10	4
Transfers out, liabilities	(1)	(1)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	5	8
Settlements, liabilities	(4)	(49)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	1
Gain (loss) on all other activity included in trading revenues, liabilities	(59)	148
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(6)	(4)
Balance at end of period, liabilities	95	436
Bank | Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	851	1,757
Transfers in, liabilities	143	620
Transfers out, liabilities	(225)	(286)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	103	364
Settlements, liabilities	(175)	(964)
Gain (loss) on transfers in/out included in trading revenues, liabilities	17	26
Gain (loss) on all other activity included in trading revenues, liabilities	(41)	411
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(51)	(24)
Balance at end of period, liabilities	622	1,904
Bank | Trading Liabilities | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,181	1,347
Transfers in, liabilities	12	132
Transfers out, liabilities	(81)	(183)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	321	248
Settlements, liabilities	(411)	(198)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(3)	28
Gain (loss) on all other activity included in trading revenues, liabilities	117	(141)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(75)	3
Balance at end of period, liabilities	1,061	1,236
Bank | Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	516	72
Transfers in, liabilities	89	20
Transfers out, liabilities	(22)	(8)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	331	117
Settlements, liabilities	(277)	(100)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(2)	0
Gain (loss) on all other activity included in trading revenues, liabilities	9	11
Gain (loss) on transfers in/out included in other revenues, liabilities	0	(3)
Gain (loss) on all other activity included in other revenues, liabilities	8	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(32)	(1)
Balance at end of period, liabilities	620	108
Bank | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	13,415	14,123
Transfers in, liabilities	744	1,285
Transfers out, liabilities	(1,623)	(962)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	2,290	2,539
Settlements, liabilities	(1,785)	(4,242)
Gain (loss) on transfers in/out included in trading revenues, liabilities	45	(94)
Gain (loss) on all other activity included in trading revenues, liabilities	718	322
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	12	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	124	(229)
Foreign currency translation impact, liabilities	(944)	(208)
Balance at end of period, liabilities	12,996	12,534
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,434	9,924
Transfers in, liabilities	603	956
Transfers out, liabilities	(1,533)	(947)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,936	2,353
Settlements, liabilities	(1,496)	(658)
Gain (loss) on transfers in/out included in trading revenues, liabilities	45	(95)
Gain (loss) on all other activity included in trading revenues, liabilities	726	157
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	12	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	124	(229)
Foreign currency translation impact, liabilities	(879)	(172)
Balance at end of period, liabilities	11,972	11,289
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		3,197
Transfers in, liabilities		0
Transfers out, liabilities		0
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		25
Settlements, liabilities		(3,217)
Gain (loss) on transfers in/out included in trading revenues, liabilities		0
Gain (loss) on all other activity included in trading revenues, liabilities		25
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0
Foreign currency translation impact, liabilities		(22)
Balance at end of period, liabilities		8
Bank | Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,679	2,483
Transfers in, liabilities	72	140
Transfers out, liabilities	(31)	(116)
Purchases, liabilities	117	114
Sales, liabilities	(170)	(43)
Issuances, liabilities	7	2
Settlements, liabilities	(365)	(548)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(18)	(54)
Gain (loss) on all other activity included in trading revenues, liabilities	(25)	(68)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	(1)
Gain (loss) on all other activity included in other revenues, liabilities	173	(51)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(90)	(25)
Balance at end of period, liabilities	1,349	1,833
Bank | Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	219	454
Transfers in, liabilities	20	27
Transfers out, liabilities	(13)	(76)
Purchases, liabilities	106	105
Sales, liabilities	(131)	(3)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	(1)	0
Gain (loss) on all other activity included in trading revenues, liabilities	12	7
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(13)	(9)
Balance at end of period, liabilities	199	505
Bank | Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	19,827	21,547
Transfers in, liabilities	1,125	2,220
Transfers out, liabilities	(2,410)	(1,626)
Purchases, liabilities	229	159
Sales, liabilities	(336)	(89)
Issuances, liabilities	3,223	3,622
Settlements, liabilities	(3,421)	(6,347)
Gain (loss) on transfers in/out included in trading revenues, liabilities	104	(77)
Gain (loss) on all other activity included in trading revenues, liabilities	715	724
Gain (loss) on transfers in/out included in other revenues, liabilities	0	(4)
Gain (loss) on all other activity included in other revenues, liabilities	186	(88)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	12	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	137	(229)
Foreign currency translation impact, liabilities	(1,299)	(277)
Balance at end of period, liabilities	SFr 18,092	SFr 19,535